Payables to third parties	12 Months Ended
Dec. 31, 2024
Payables to third parties [Abstract]
Disclosure of Paybles to third parties [Text Block]	Payables to third parties
Payables to merchants, in the amount of R$11,642,218 (R$10,151,464 as of December 31, 2023) correspond mainly to amounts to be paid to merchants related to transactions carried out by their card holders, net of the intermediation fees and discounts applied.